Indemnification assets	9 Months Ended
Sep. 30, 2018
Disclosure of contingent liabilities in business combination [line items]
Indemnification assets
Indemnification assets

€m
Balance as of January 1, 2018	73.8
Recognized through business combinations	5.9
Balance at September 30, 2018	79.7

As at September 30, 2018, €73.8 million (December 31, 2017: €73.8 million) of the indemnification assets relate to the acquisition of the Findus Group for which 6,964,417 shares were held in escrow and were valued at $20.26 (€17.42) (December 31, 2017: $16.91 (€14.13)) each. The shares placed in escrow will be released in stages over a four-year period beginning January 2019 and each anniversary thereafter. In January 2019, we expect to release a significant portion of the escrow shares, the number of which will be determined by the share price at that time.
The indemnification asset of €5.9 million recognized in relation to the Goodfella’s Pizza acquisition relates to several contingent liabilities that arose prior to acquisition. As at September 30, 2018, €0.5 million of the indemnification assets relate to liabilities with customers for which the seller has provided an indemnity. The remainder relates to other contingent liabilities which are covered by insurance policies taken out by the seller. A liability has also been recognized in the balance sheet to the same extent as the asset.